Note 6 - Notes Payable - Related Parties (Details) (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Details
Proceeds from notes payable - related party	$ 37,157	$ 62,760	$ 1,205,652
Notes Payable, Related Parties	1,252,616		1,252,616
Notes Payable with Annual Interest	595,800		595,800
Notes Payable with Flat Interest	200,000		200,000
Flat Interest Payable	46,000		46,000
Notes Payable with No Interest	406,816		406,816
Related Party Notes Penalties Payable	$ 50,000		$ 50,000